FINANCIAL RISK FACTORS - Foreign currency sensitivity (Details) - Currency risk - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in rate	10.00%	10.00%
Decrease in rate	(10.00%)	(10.00%)
"Increase in effect on profit before tax"	£ 250
"Decrease in effect on profit before tax"	(250)
Increase in effect on pre-tax equity	87
Decrease in effect on pre-tax equity	£ (87)
CAD
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in rate	10.00%	10.00%
Decrease in rate	(10.00%)	(10.00%)
"Increase in effect on profit before tax"	£ 1,611	£ 614
"Decrease in effect on profit before tax"	(1,611)	(614)
Increase in effect on pre-tax equity	3,208	122
Decrease in effect on pre-tax equity	£ (3,208)	£ (122)